PRIVATE DEBT AND INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

PRIVATE INVESTMENT FUNDS - 95.4%	Shares	Value
Antares Private Credit Fund (a)(b)	1,342,904	$33,814,311
Apollo Asset Backed Credit Company (a)(b)	2,224,527	57,325,174
Basepoint Income Solutions Evergreen Fund (a)(b)	61,177,296	61,177,296
Blue Owl Alternative Credit Fund (a)(b)	5,027,152	50,070,430
CVC Private Credit Fund S.A. (a)(b)	172,556	17,411,132
Golub Capital Private Credit Fund (a)(b)	1,430,505	35,977,190
HPS Corporate Lending Fund (a)(b)	1,426,039	35,964,692
TPG Twin Brook Capital Income Fund (a)(b)	1,390,880	35,036,273
Whitehawk Capital Partners Evergreen Fund, LP (a)(b)	16,350,000	16,488,144

TOTAL PRIVATE INVESTMENT FUNDS (Cost $343,738,534)		$343,264,642

MONEY MARKET SECURITIES - 5.4%	Shares	Value
Federated Treasury Obligations Fund - Institutional Shares, 3.62% (c) (Cost $19,318,054)	19,318,054	$ 19,318,054

TOTAL INVESTMENTS AT VALUE - 100.8% (Cost $363,056,588)		$ 362,582,696

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8%)		(2,687,157)

NET ASSETS - 100.0%		$ 359,895,539

(a)	Investment is valued using the Fund’s pro rata net asset value (or its equivalent) as a practical expedient.
(b)	Restricted investments as to resale.
(c)	The rate shown is the 7-day effective yield as of December 31, 2025.

LP — Limited Partnerships

PRIVATE DEBT AND INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

Restricted Securities - Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith in accordance with the Fund’s Pricing and Fair Valuation policies. Portfolio Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. The Fund may not be able to resell some of its investments for extended periods, which may be several years.

Additional information on the restricted investments held by the Fund at December 31, 2025 is as follow:

Security Description	Acquisition Date	Cost	Value	% of Net Assets

PRIVATE INVESTMENT FUNDS
Antares Private Credit Fund	5/1/2025	$ 33,824,145	$ 33,814,311	9.4%
Apollo Asset Backed Credit Company	5/1/2025	57,250,067	57,325,174	15.9%
Basepoint Income Solutions Evergreen Fund	5/1/2025	61,177,296	61,177,296	17.0%
Blue Owl Alternative Credit Fund	9/3/2025	50,646,324	50,070,430	13.9%
CVC Private Credit Fund S.A.	5/1/2025	17,375,589	17,411,132	4.8%
Golub Capital Private Credit Fund	5/1/2025	35,974,139	35,977,190	10.0%
HPS Corporate Lending Fund	5/1/2025	36,014,074	35,964,692	10.0%
TPG Twin Brook Capital Income Fund	5/1/2025	35,126,900	35,036,273	9.8%
Whitehawk Capital Partners Evergreen Fund, LP	7/17/2025	16,350,000	16,488,144	4.6%
		$ 343,738,534	$ 343,264,642	95.4%